RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (588)	$ (469)
Unrealized gains (losses) on change in fair value of derivatives	(27)	74	$ 5
Acquisitions, settlements and other	(95)	(87)
Balance, end of year	(654)	(588)	$ (469)
Tax equity	(455)	(402)
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gains (losses) on change in fair value of derivatives	(21)	(12)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gains (losses) on change in fair value of derivatives	(86)	1
Unrealized (loss) gain through OCI	(147)	(5)
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gains (losses) on change in fair value of derivatives	46	12
Unrealized (loss) gain through OCI	75	(51)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gains (losses) on change in fair value of derivatives	78	23
Unrealized (loss) gain through OCI	84	0
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	58
Balance, end of year	50	58
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	54
Balance, end of year	32	54
Derivative assets not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	18	0
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	4
Balance, end of year	0	4
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	50
Balance, end of year	66	50
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	50
Balance, end of year	13	50
Derivative assets designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	22	0
Derivative assets designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	31	0
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(65)
Balance, end of year	(112)	(65)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(27)
Balance, end of year	(110)	(27)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(18)
Balance, end of year	0	(18)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(20)
Balance, end of year	(2)	(20)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(229)
Balance, end of year	(203)	(229)
Derivative liabilities designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	(96)	0
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(226)
Balance, end of year	(103)	(226)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(3)
Balance, end of year	$ (4)	$ (3)